Weighted-Average Assumptions for Options Granted (Parenthetical) (Detail) (Stock Options)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, term	10 years	10 years	10 years